Financial Instruments - Cash Flows From Financing Activities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 5,463,236	¥ 6,145,066
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(149,043)	(351,223)	¥ 367,319
Proceeds from issuance of bonds	1,179,515	496,190
Repayments of long-term loans	(792,497)	(137,444)
Repayments of bonds	(859,209)	(563,613)
Repayments of lease liabilities	(39,270)	(30,000)
Interest paid	12,124	11,834
Non-cash items
Foreign exchange movement	151,752	(135,944)
Change in fair value	56,251	3,094
New, amended and terminated leases	99,682	18,381
Others	30,277	30,563
Ending balance	5,128,570	5,463,236	6,145,066
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,204,965	3,196,365
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(144,000)	144,000
Proceeds from issuance of bonds	1,179,452	496,190
Repayments of bonds	(859,209)	(563,613)
Non-cash items
Foreign exchange movement	134,651	(85,541)
Others	16,343	17,564
Ending balance	3,532,202	3,204,965	3,196,365
Long-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,883,325	2,054,584
Cash flows from financing activities
Repayments of long-term loans	(792,497)	(137,444)
Non-cash items
Foreign exchange movement	10,462	(34,980)
Others	1,810	1,165
Ending balance	1,103,100	1,883,325	2,054,584
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,014	500,002
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(5,043)	(495,223)
Non-cash items
Foreign exchange movement	98	235
Ending balance	69	5,014	500,002
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	369,459	396,736
Cash flows from financing activities
Repayments of lease liabilities	(39,270)	(30,000)
Interest paid	12,124	11,834
Non-cash items
Foreign exchange movement	6,541	(15,658)
New, amended and terminated leases	99,682	18,381
Others	12,124	11,834
Ending balance	436,412	369,459	396,736
Derivative assets used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(87)	(3,329)
Cash flows from financing activities
Proceeds from issuance of bonds	63
Non-cash items
Change in fair value	(1,482)	3,242
Ending balance	(1,506)	(87)	(3,329)
Derivative liabilities used for hedge of debts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	560	708
Non-cash items
Change in fair value	57,733	(148)
Ending balance	¥ 58,293	¥ 560	¥ 708